Intangible assets	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

7.	Intangible assets

	Trademark	Patent	Technical know-how of stem cells cultivation	Total
	USD	USD	USD	USD

Cost
As at April 1, 2024	7,443	969,547	211,484	1,188,474
Exchange difference	498	64,863	14,148	79,509

As at March 31, 2025/April 1, 2025	7,941	1,034,410	225,632	1,267,983
Additions	-	776,508	-	776,508
Exchange difference	759	(677,629)	21,568	(655,302)

As at March 31, 2026	8,700	1,133,289	247,200	1,389,189

Accumulated amortisation
As at April 1, 2024	7,221	131,966	211,484	350,671
Charge for the financial year	33	163,060	-	163,093
Exchange difference	484	11,274	14,148	25,906

As at March 31, 2025/April 1, 2025	7,738	306,300	225,632	539,670
Charge for the financial year	35	173,416	-	173,451
Exchange difference	742	37,189	21,568	59,499

As at March 31, 2026	8,515	516,905	247,200	772,620

Carrying amount

As at March 31, 2026	185	616,384	-	616,569

As at March 31, 2025	203	728,110	-	728,313

The amortisation of the intangible assets of the Group included in “other operating expenses” in the consolidated statements of profit or loss and other comprehensive income of the Group.

Impairment assessments

The Group performed an assessment during the financial year on the recoverable amount of the intangible assets to determine whether the carrying amount of the intangible assets is recoverable. The view was carried out in accordance with IAS 36 “Impairment of Assets”. The estimated recoverable amount is determined based on value in use (“VIU”). Cash flow projections used in these calculations were based on financial budgets approved by management covering a five-to-ten-year period.

Key assumptions used in the value in use calculations for the intangible assets impairment assessment are gross profit margin of 30% (2025: 30%) and revenue growth rate of 20% (2025: 20%). The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources.

A discount rates of 10.6% were applied in determining the recoverable amounts of the intangible assets. The discount rate was estimated based on the weighted average cost of capital of the subsidiary.

7.	Intangible assets (Cont’d)

Sensitivity to changes in assumptions

With regards to the assessment of VIU, management believes that there is no reasonably possible changes in any of the key assumptions would cause the carrying values of these units to differ materially from their recoverable amounts except for the changes in prevailing operating environment which is not ascertainable.